Document And Entity Information	3 Months Ended
Mar. 31, 2026
Document Information Line Items
Entity Central Index Key	0002097163
Document Type	F-1
Entity Registrant Name	XANADU QUANTUM TECHNOLOGIES LIMITED
Entity Incorporation, State or Country Code	A6
Entity Primary SIC Number	3571
Entity Address, Address Line One	777 Bay Street
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5G 2C8
Entity Address, Country	CA
City Area Code	(416)
Local Phone Number	304-9629
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	777 Bay Street
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5G 2C8
Entity Address, Country	CA
City Area Code	(416)
Local Phone Number	304-9629
Contact Personnel Name	Christian Weedbrook